Right-of-Use Assets and Lease Liabilities - Schedule of Leases of Buildings (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Leases of Buildings [Abstract]
At beginning of period/year	$ 256,898	$ 253,373
Addition during the period/year	345,871
Early termination of a lease	(257,480)
Exchange realignment	2,177	3,525
At end of period/year	347,466	256,898
Accumulated amortisation:
At beginning of period/year	221,213	132,442
Amortisation for the period/year	72,056	85,631
Early termination of a lease	(221,749)
Exchange realignment	869	3,140
At end of period/year	72,389	221,213
Net carrying amount:	$ 275,077	$ 35,685